As filed with the Securities and Exchange         Registration No. 33-75962*
Commission on September 15, 1998                  Registration No. 811-2513


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                       POST-EFFECTIVE AMENDMENT NO. 15 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

  [ ]     immediately upon filing pursuant to paragraph (b) of Rule 485
  [X]     on October 1, 1998 pursuant to paragraph (b) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:
33-75978.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

                                                                       LOCATION - PROSPECTUS DATED
FORM N-4                                                     MAY 1, 1998, AND AS AMENDED BY SUPPLEMENTS EACH
ITEM NO.                   PART A (PROSPECTUS)                            DATED OCTOBER 1, 1998
   1       Cover Page........................................   Cover Page

   2       Definitions.......................................   Definitions

   3       Synopsis..........................................   Prospectus Summary; Fee Table, and as supplemented

   4       Condensed Financial Information...................   Condensed Financial Information

   5       General Description of Registrant, Depositor, and
           Portfolio Companies...............................   The Company; Variable Annuity Account C; The Funds, and
                                                                as supplemented

   6       Deductions and Expenses...........................   Charges and Deductions; Distribution

   7       General Description of Variable Annuity Contracts.   Purchase; Miscellaneous

   8       Annuity Period....................................   Annuity Period

   9       Death Benefit.....................................   Death Benefit During Accumulation Period; Death Benefit
                                                                Payable During the Annuity Period

   10      Purchases and Contract Value......................   Purchase; Contract Valuation

   11      Redemptions.......................................   Right to Cancel; Withdrawals

   12      Taxes.............................................   Tax Status

   13      Legal Proceedings.................................   Miscellaneous - Legal Matters and Proceedings

   14      Table of Contents of the Statement of Additional
           Information.......................................   Contents of the Statement of Additional Information

FORM N-4                                                        LOCATION - STATEMENT OF ADDITIONAL INFORMATON
ITEM NO.      PART B (STATEMENT OF ADDITIONAL INFORMATION)                     DATED MAY 1, 1998
   15      Cover Page.........................................  Cover page

   16      Table of Contents..................................  Table of Contents

   17      General Information and History....................  General Information and History

   18      Services...........................................  General Information and History; Independent Auditors

   19      Purchase of Securities Being Offered...............  Offering and Purchase of Contracts

   20      Underwriters.......................................  Offering and Purchase of Contracts

   21      Calculation of Performance Data....................  Performance Data; Average Annual Total Return Quotations

   22      Annuity Payments...................................  Annuity Payments

   23      Financial Statements...............................  Financial Statements

                          Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 15 by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 33-75962), as filed electronically on April 17, 1998 (Accession No. 0000950146-98-000657).

Two Supplements to the Prospectus, each dated October 1, 1998, are included in Part A of this Post-Effective Amendment.

                          VARIABLE ANNUITY ACCOUNT C
                          VARIABLE ANNUITY ACCOUNT B

                   Aetna Life Insurance and Annuity Company

                       Supplement Dated October 1, 1998
           to May 1, 1998 Prospectus or Contract Prospectus Summary

This supplement describes Series D of Aetna GET Fund ("GET D"), an investment option which may be available under the Contract described by the Variable Annuity Account B or C Prospectus or Contract Prospectus Summary, and a guarantee offered by the Aetna Life Insurance and Annuity Company ("Aetna") in connection with investments in GET D. GET D may not be available in all jurisdictions, under all Contracts or in all Plans. See the prospectus for GET D for a more complete description of the Fund, including charges and expenses.

AETNA GET FUND--SERIES D
GET D seeks to achieve maximum total return without compromising a minimum targeted rate of return by participating in favorable equity market performance during the Guaranteed Period which runs from January 16, 1999 through January 15, 2004. GET D shares will be offered for a limited time period, from October 15, 1998 through the close of business on January 15, 1999 ("Offering Period"). Aeltus Investment Management, Inc. is the investment adviser to GET D.

THE GET FUND GUARANTEE
GET D will mature on January 15, 2004 ("Maturity Date"), which will end the Guaranteed Period for GET D. Aetna guarantees that the value of a GET D accumulation unit on the Maturity Date will not be less than the value of a GET D accumulation unit as valued after the close of business on the last day of the Offering Period. If necessary, Aetna will transfer funds from its General Account to GET D to offset any shortfall. THIS GUARANTEE DOES NOT APPLY TO WITHDRAWALS OR TRANSFERS MADE BEFORE THE MATURITY DATE. Such withdrawals or transfers are made at the actual accumulation unit value on the date of the transaction.

GET D is only available as an investment option during the accumulation period. GET D should not be selected if annuity payments or other withdrawals or transfers from GET D are expected to begin prior to the Maturity Date. Contract Holders or Participants must transfer any portion of the value of their account ("Account Value") held in GET D to another investment option before an annuity option is elected.

Prior to the Maturity Date, Aetna will send a notice to each Contract Holder/Participant with amounts in GET D reminding them that the Maturity Date is approaching and that another investment option must be elected. If no such election is made, on the Maturity Date Aetna will transfer the portion of the Account Value based on GET D to another available series of GET Fund. If no GET Fund series is available, 50% of the Account Value from GET D will be transferred to Aetna Variable Fund d/b/a Aetna Growth and Income VP, a growth and income fund. The remaining 50% of the Account Value from GET D will be transferred to Aetna Income Shares d/b/a Aetna Bond VP, a bond fund. The transfers will be made as of the next determined accumulation unit value.


X.GET D-98                                                   October 1998

The following information supplements the Fee Table contained in the Prospectus or Contract Prospectus Summary:

SEPARATE ACCOUNT ANNUAL EXPENSES

In addition to any amounts currently listed under the heading "Separate Account Annual Expenses" in the Prospectus or Contract Prospectus Summary, Aetna will make a daily deduction of a GET Guarantee Charge, equal on an annual basis to the percentage shown below, from amounts allocated to the GET D investment option:

    GET Guarantee Charge (deducted daily during the Guaranteed Period)..0.25%

Maximum Total Separate Account Annual Expenses..........................1.75%(1)

(1) The Total Separate Account Expenses applicable to your particular Contract may be lower. Please refer to the Fee Table section of your Prospectus or Contract Prospectus Summary.

Aetna GET Fund Series D Annual Expenses
(As a percentage of average net assets)

                               INVESTMENT          OTHER          TOTAL FUND
                             ADVISORY FEE*       EXPENSES**     ANNUAL EXPENSES
                            ---------------   --------------   ----------------
Aetna GET Fund Series D           0.60%             0.15%             0.75%

*0.25% during the Offering Period. Thereafter, a management fee at an annual rate of 0.60% will apply during the Guaranteed Period.


**"Other Expenses" include an administrative fee on an annual basis of 0.075% of the average daily net assets of GET D and additional expenses which the investment adviser has agreed will not exceed on an annual basis 0.075% of the average daily net assets of GET D.

For more information regarding expenses paid out of assets of the Fund, see the GET D prospectus.

HYPOTHETICAL ILLUSTRATION (Example)--Aetna GET Fund Series D

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the GET D investment option under the contract and a 5% return on assets.***

                    EXAMPLE A                                                               EXAMPLE B
--------------------------------------------------------------     ---------------------------------------------------
If you withdraw your entire Account Value at the end of the        If you do not withdraw your Account Value, you
periods shown, you would pay the following expenses, including     would pay the following expenses (no deferred sales
any applicable deferred sales charge:                              charge is reflected):

1 Year    3 Years   5 Years   10 Years                             1 Year   3 Years   5 Years   10 Years
$78       $135      $195      $295                                 $26      $81       $139      $295

***The Examples above assume that a mortality and expense risk charge of 1.25% on an annual basis, an administrative expense charge of 0.25% on an annual basis, a GET guarantee charge of 0.25% on an annual basis, and an annual maintenance fee that has been converted to a percentage of assets equal to 0.114%, are assessed. Example A assumes that a deferred sales charge of 5% of the Account Value at the end of years 1, 3 and 5, and 0% at the end of year 10, is assessed. (The expenses that you would pay under your particular Contract may be lower. Please refer to the Fee Table section of your Prospectus or Contract Prospectus Summary.)


X.GET D-98                                                   October 1998

                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT B
                            VARIABLE LIFE ACCOUNT B
                    Aetna Life Insurance and Annuity Company


                        Supplement dated October 1, 1998
                        to Prospectus dated May 1, 1998


The information in this Supplement updates and amends the information contained in the Prospectus dated May 1, 1998 (the "Prospectus") and should be read with that Prospectus.


Information about the Aetna Value Opportunity VP investment option is amended as follows:


   Effective October 1, 1998, the sub-adviser for Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP will be Bradley, Foster & Sargent, Inc. Aeltus Investment Management, Inc. will continue to be the investment adviser to the Fund.





































X.VALOP-98                                                   October 1998

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements:

         (1) Incorporated by reference in Part A:

             Condensed Financial Information

         (2) Incorporated by reference in Part B:

             Financial Statements of Variable Annuity Account C:

             - Statement of Assets and Liabilities as of December 31, 1997

             - Statements of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996

             - Notes to Financial Statements

             - Independent Auditors' Report

             Financial Statements of the Depositor:

             - Independent Auditors' Report

             - Consolidated Statements of Income for the years ended December
               31, 1997, 1996 and 1995

             - Consolidated Balance Sheets as of December 31, 1997 and 1996

             - Consolidated Statements of Changes in Shareholder's Equity for
               the years ended December 31, 1997, 1996 and 1995

             - Consolidated Statements of Cash Flows for the years ended
               December 31, 1997, 1996 and 1995

             - Notes to Consolidated Financial Statements

     (b) Exhibits

         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)

         (2)    Not applicable

         (3.1)  Broker-Dealer Agreement(2)

         (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)

         (4.1)  Variable Annuity Contract (G-TDA-HH(XC/M))(4)

         (4.2)  Variable Annuity Contract (G-TDA-HH(XC/S))(4)

         (4.3)  Variable Annuity Certificate GTCC-HH(XC/M)(5)

         (4.4)  Variable Annuity Certificate GTCC-HH(XC/S)(5)

         (4.5) Endorsement EGET-IC(R) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S)(3)

         (4.6)  Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M)(6)

         (4.7)  Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S)(6)

         (4.8) Endorsement (ENYSTSDO97) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S)(6)

         (4.9) Endorsement EGAA(5/98) NY to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and
                GTCC-HH(XC/S)(5)

         (4.10) Endorsement (EG403-GIE-98) to Contract G-TDA-HH(XC/M) and
                Certificate GTCC-HH(XC/M)(7)

         (4.11) Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and
                Certificate GTCC-HH(XC/M)

         (5)    Variable Annuity Contract Application (300-GTD-NY(5/98))

         (6.1) Certification of Incorporation of Aetna Life Insurance and Annuity Company(8)

         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(9)

         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(10)

         (7)    Not applicable

         (8.1) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc., dated as of May 1, 1998(2)

         (8.2) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc., on behalf of each of its series dated as of May 1, 1998(2)

         (8.3) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(11)

         (8.4) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(11)

         (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)

         (8.6) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)

         (8.7) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on

                December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(13)

         (8.8) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)

         (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)

         (8.10) Fifth Amendment dated as of May 1, 1997 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)

         (8.11) Sixth Amendment dated as of January 20, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(14)

         (8.12) Seventh Amendment dated as of May 1, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)

         (8.13) Service Agreement between Aetna Life Insurance and Annuity
                Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(15)

         (8.14) Amendment dated January 1, 1997 to Service Agreement between
                Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(12)

         (8.15) Fund Participation Agreement among Janus Aspen Series and Aetna
                Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(14)

         (8.16) Service Agreement between Janus Capital Corporation and Aetna
                Life Insurance and Annuity Company dated December 8, 1997(16)

         (8.17) Fund Participation Agreement between Aetna Life Insurance
                Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)

         (8.18) Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994(17)

         (8.19) Fund Participation Agreement among MFS Variable Insurance Trust,
                Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(2)

         (8.20) Fourth Amendment dated May 1, 1998 to the Fund Participation
                Agreement by and among MSF Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(19)

         (8.21) Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(18)

         (8.22) Service Agreement between Oppenheimer Funds, Inc. and Aetna Life
                Insurance and Annuity Company(18)

         (9)    Opinion and Consent of Counsel

         (10)   Consent of Independent Auditors

         (11)   Not applicable

         (12)   Not applicable

         (13)   Schedule for Computation of Performance Data(5)

         (14)   Not applicable

         (15.1) Powers of Attorney(19)

         (15.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on June 8, 1998 (Accession No. 0000950146-98-000983).

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75962), as filed electronically on April 17, 1996 (Accession No. 0000912057-96-006579).

5. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75962), as filed electronically on April 17, 1998 (Accession No. 0000950146-98-000657).

6. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75962), as filed electronically on April 14, 1997 (Accession No. 0000950146-97-000590).

7. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on September 10, 1998 (Accession No. 0000950146-98-001550).

8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).

9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

10. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

11. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 19, 1998 (Accession No. 0000950146-98-000248).

12. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

13. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).

14. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No. 0000950146-98-000267).

15. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).

16. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).

17. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 22, 1996 (Accession No. 0000912057-96-006805).

18. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).

19. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on August 4, 1998 (Accession No. 0000950146-98-001283).

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*         Positions and Offices with Depositor
-----------------         ------------------------------------
Thomas J. McInerney       Director and President

Catherine H. Smith        Director, Chief Financial Officer and Senior Vice
                          President

Shaun P. Mathews          Director and Senior Vice President

Deborah Koltenuk          Vice President, Treasurer and Corporate Controller

Frederick D. Kelsven      Vice President and Chief Compliance Officer

Kirk P. Wickman           Vice President, General Counsel and Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on September 10, 1998 (Accession No. 0000950146-98-001550).

Item 27. Number of Contract Owners

     As of July 31, 1998, there were 612,538 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director, officer, employee or agent of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1997:

         (1)                 (2)                       (3)                  (4)                (5)
                        Net Underwriting          Compensation on
Name of                 Discounts and             Redemption or          Brokerage
Principal Underwriter   Commissions               Annuitization          Commissions        Compensation*
Aetna Life Insurance                              $1,987,454                                $124,603,039
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

                                 and

                      Opportunity Plus Processing Office
                      18 Corporate Woods Blvd., Fourth Floor
                      Albany, NY  12211

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) [Paragraph] 78,904 at 78,523 (November 22,
         1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75962) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 15th day of September, 1998.

                                   VARIABLE ANNUITY ACCOUNT C OF AETNA
                                   LIFE INSURANCE AND ANNUITY COMPANY
                                       (Registrant)

                             By:   AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                       (Depositor)

                             By:     Thomas J. McInerney*
                                     ---------------------------------------
                                     Thomas J. McInerney
                                     President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature               Title                                                        Date
---------               -----                                                        ----
Thomas J. McInerney*    Director and President                               )
----------------------- (principal executive officer)                        )
Thomas J. McInerney                                                          )
                                                                             )
Catherine H. Smith*     Director and Chief Financial Officer                 )    September
-----------------------                                                      )
Catherine H. Smith                                                           )    15, 1998
                                                                             )
Shaun P. Mathews*       Director                                             )
-----------------------                                                      )
Shaun P. Mathews                                                             )
                                                                             )
Deborah Koltenuk*       Vice President, Treasurer and Corporate Controller   )
-----------------------                                                      )
Deborah Koltenuk                                                             )

By:  /s/ Julie E. Rockmore
     -----------------------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.            Exhibit                                                           Page
-----------            -------                                                           ----
99-B.1      Resolution of the Board of Directors of Aetna Life Insurance and                *
            Annuity Company establishing Variable Annuity Account C

99-B.3.1    Broker-Dealer Agreement                                                         *

99-B.3.2    Alternative Form of Wholesaling Agreement and Related Selling                   *
            Agreement

99-B.4.1    Variable Annuity Contract (G-TDA-HH(XC/M))                                      *

99-B.4.2    Variable Annuity Contract (G-TDA-HH(XC/S))                                      *

99-B.4.3    Variable Annuity Certificate GTCC-HH(XC/M)                                      *

99-B.4.4    Variable Annuity Certificate GTCC-HH(XC/S)                                      *

99-B.4.5    Endorsement EGET-IC(R) to Contracts G-TDA-HH (XC/M) and G-TDA-HH(XC/S)          *

99-B.4.6    Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M)                             *

99-B.4.7    Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S)                          *

99-B.4.8    Endorsement (ENYSTSDO97) to Contracts G-TDA-HH(XC/M) and                        *
            G-TDA-HH(XC/S)

99-B.4.9    Endorsement EGAA(5/98) NY to Contracts G-TDA-HH(XC/M) and                       *
            G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)

99-B.4.10   Endorsement (EG403-GIE-98) to Contract G-TDA-HH(XC/M) and Certificate           *
            GTCC-HH(XC/M)

99-B.4.11   Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and Certificate          ______
            GTCC-HH(XC/M)

99-B.5      Variable Annuity Contract Application (300-GTD-NY(5/98))                      ______

*Incorporated by reference

Exhibit No.            Exhibit                                                           Page
-----------            -------                                                           ----
99-B.6.1    Certification of Incorporation of Aetna Life Insurance and Annuity            *
            Company

99-B.6.2    Amendment of Certificate of Incorporation of Aetna Life Insurance             *
            and Annuity Company

99-B.6.3    By-Laws as amended September 17, 1997 of Aetna Life Insurance and             *
            Annuity Company

99-B.8.1    Fund Participation Agreement by and among Aetna Life Insurance and            *
            Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
            Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
            behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc., dated as of May 1, 1998

99-B.8.2    Service Agreement between Aeltus Investment Management, Inc. and              *
            Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
            Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc., on behalf of each of its series dated as of May 1, 1998

99-B.8.3    Fund Participation Agreement among Calvert Responsibly Invested               *
            Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna
            Life Insurance and Annuity Company dated December 1, 1997

99-B.8.4    Service Agreement between Calvert Asset Management Company, Inc. and          *
            Aetna Life Insurance and Annuity Company dated December 1, 1997

99-B.8.5    Fund Participation Agreement between Aetna Life Insurance and                 *
            Annuity Company, Variable Insurance Products Fund and Fidelity
            Distributors Corporation dated February 1, 1994 and amended on
            December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
            and March 1, 1996

*Incorporated by reference

Exhibit No.            Exhibit                                                           Page
-----------            -------                                                           ----
99-B.8.6    Fifth Amendment dated as of May 1, 1997 to the Fund Participation             *
            Agreement between Aetna Life Insurance and Annuity Company, Variable
            Insurance Products Fund and Fidelity Distributors Corporation dated
            February 1, 1994 and amended on December 15, 1994, February 1, 1995,
            May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.7    Sixth Amendment dated November 6, 1997 to the Fund Participation              *
            Agreement between Aetna Life Insurance and Annuity Company, Variable
            Insurance Products Fund and Fidelity Distributors Corporation dated
            February 1, 1994 and amended on December 15, 1994, February 1, 1995,
            May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997

99-B.8.8    Seventh Amendment dated as of May 1, 1998 to the Fund Participation           *
            Agreement between Aetna Life Insurance and Annuity Company, Variable
            Insurance Products Fund and Fidelity Distributors Corporation dated
            February 1, 1994 and amended on December 15, 1994, February 1, 1995,
            May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
            November 6, 1997

99-B.8.9    Fund Participation Agreement between Aetna Life Insurance and                 *
            Annuity Company, Variable Insurance Products Fund II and Fidelity
            Distributors Corporation dated February 1, 1994 and amended on
            December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
            and March 1, 1996

99-B.8.10   Fifth Amendment dated as of May 1, 1997 to the Fund Participation             *
            Agreement between Aetna Life Insurance and Annuity Company, Variable
            Insurance Products Fund II and Fidelity Distributors Corporation
            dated February 1, 1994 and amended on December 15, 1994, February 1,
            1995, May 1, 1995, January 1, 1996 and March 1, 1996

*Incorporated by reference

Exhibit No.            Exhibit                                                           Page
-----------            -------                                                           ----
99-B.8.11   Sixth Amendment dated as of January 20, 1998 to the Fund                      *
            Participation Agreement between Aetna Life Insurance and Annuity
            Company, Variable Insurance Products Fund II and Fidelity
            Distributors Corporation dated February 1, 1994 and amended on
            December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
            March 1, 1996 and May 1, 1997

99-B.8.12   Seventh Amendment dated as of May 1, 1998 to the Fund Participation           *
            Agreement between Aetna Life Insurance and Annuity Company, Variable
            Insurance Products Fund II and Fidelity Distributors Corporation
            dated February 1, 1994 and amended on December 15, 1994, February 1,
            1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
            January 20, 1998

99-B.8.13   Service Agreement between Aetna Life Insurance and Annuity Company            *
            and Fidelity Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.14   Amendment dated January 1, 1997 to Service Agreement between Aetna            *
            Life Insurance and Annuity Company and Fidelity Investments
            Institutional Operations Company dated as of November 1, 1995

99-B.8.15   Fund Participation Agreement among Janus Aspen Series and Aetna Life          *
            Insurance and Annuity Company and Janus Capital Corporation dated
            December 8, 1997

99-B.8.16   Service Agreement between Janus Capital Corporation and Aetna Life            *
            Insurance and Annuity Company dated December 8, 1997

99-B.8.17   Fund Participation Agreement between Aetna Life Insurance Company             *
            and Lexington Management Corporation regarding Natural Resources
            Trust dated December 1, 1988 and amended February 11, 1991

*Incorporated by reference

Exhibit No.            Exhibit                                                           Page
-----------            -------                                                           ----
99-B.8.18   Fund Participation Agreement between Aetna Life Insurance and                 *
            Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington
            Management Corporation (its investment advisor) dated April 28, 1994

99-B.8.19   Fund Participation Agreement among MFS Variable Insurance Trust,              *
            Aetna Life Insurance and Annuity Company and Massachusetts Financial
            Services Company dated April 30, 1996, and amended on September 3,
            1996, March 14, 1997 and November 28, 1997

99-B.8.20   Fourth Amendment dated May 1, 1998 to the Fund Participation                  *
            Agreement by and among MSF Variable Insurance Trust, Aetna Life
            Insurance and Annuity Company and Massachusetts Financial Services
            Company dated April 30, 1996, and amended on September 3, 1996,
            March 14, 1997 and November 28, 1997

99-B.8.21   Fund Participation Agreement between Aetna Life Insurance and                 *
            Annuity Company and Oppenheimer Variable Annuity Account Funds and
            Oppenheimer Funds, Inc.

99-B.8.22   Service Agreement between Oppenheimer Funds, Inc. and Aetna Life              *
            Insurance and Annuity Company

99-B.9      Opinion and Consent of Counsel                                             ______

99-B.10     Consent of Independent Auditors                                            ______

99-B.13     Schedule for Computation of Performance Data                                  *

99-B.15.1   Powers of Attorney                                                            *

99-B.15.2   Authorization for Signatures                                                  *

*Incorporated by reference